Provision for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contingent Liabilities

	Provision for legal proceedings		Judicial deposit
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Tax	534,131	501,247	460,484	371,703
Civil, environmental and regulatory	362,725	375,561	199,526	196,026
Labor	466,312	471,349	218,797	198,378

	1,363,168	1,348,157	878,807	766,107

Summary Changes in Provision for Legal Procedings

Changes in provision for legal proceedings:

	Tax	Civil, environmental and regulatory	Labor	Total
At January 1, 2017	479,532	344,048	444,984	1,268,564
Provisions	15,821	77,535	140,445	233,801
Settlement / Write-offs	(14,047)	(45,305)	(148,204)	(207,556)
Monetary variation(i)	19,941	(717)	34,124	53,348
At December 31, 2017	501,247	375,561	471,349	1,348,157
Provisions	20,325	48,660	97,427	166,412
Settlement / Write-offs	(22,024)	(76,083)	(134,336)	(232,443)
Transfers	7,178	(7,178)	—	—
Monetary variation(i)	27,405	21,765	31,872	81,042

At December 31, 2018	534,131	362,725	466,312	1,363,168

(i)	Includes interest reversal.

Summary of Principal Tax Proceedings for Which Risk of Loss is Probable

The principal tax proceedings for which the risk of loss is probable are described below:

	December 31, 2018	December 31, 2017
Compensation with FINSOCIAL(i)	286,929	280,158
INSS—Social security(ii)	80,134	65,149
State VAT—ICMS credit(iii)	72,941	99,423
IPI—Excise tax credit—NT	28,931	678
Federal income taxs	1,589	1,521
PIS and COFINS	171	2,051

Other	63,436	52,267

	534,131	501,247

(i)

During the period from October 2003 to November 2006, the Company, through its subsidiary CLE, offset the FINSOCIAL tax against several other federal taxes, based on a final court decision in September 2003 following a decision that challenged the constitutionality of the FINSOCIAL. The offsetting of these taxes remains under discussion at the administrative level. No judicial deposits were made.

(ii)

The amounts that have been provisioned are mainly related to social security contributions levied on company´s earnings, pursuant to Article 22-A of the 8.212/91 Law, which are being challenged on the grounds of constitutionality. Judicial deposits have been made monthly for the corresponding amounts.

(iii)

The amounts that have been provisioned refer to tax assessments by the tax authorities related to several types of ICMS credits. Amongst them: (a) assessment notice related to ICMS payments for the purchase of raw materials which are considered for “use and consumption”, therefore, not eligible for compensation; (b) assessment, as sole obligor, for withholding of ICMS on tolling agreement from an agricultural partnership with Central Paulista Ltda. Açúcar e Álcool; and (c) assessment notice related to the ICMS offset arising from the fact that the forward presumed profit is bigger than the consummated profit, under tributary substitution regime.

Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
b)	Possible losses

The principal proceedings for which we deem the risk of loss as possible are described below:

	December 31, 2018	December 31, 2017
Civil	3,258,113	2,865,572
Labor	990,913	1,061,910
Regulatory	699,301	606,133
Environmental	460,911	378,462

	5,409,238	4,912,077

Tax:

	December 31, 2018	December 31, 2017
Federal income taxes(i)	3,372,743	2,766,174
ICMS—State VAT(ii)	2,684,248	2,652,709
PIS and COFINS—Revenue taxes(iii)	1,408,519	838,343
IRRF—Withholding tax(iv)	982,134	914,545
Goodwill Rumo(v)	529,788	512,120
IPI—Excise tax credit—NT(vi)	490,500	523,121
Penalties related to tax positions(vii)	449,039	429,249
MP 470—Tax installments(viii)	297,902	290,389
Foreign financial operation(ix)	290,220	280,414
INSS—Social security and other(x)	260,712	556,252
Compensation with IPI—IN 67/98(xi)	134,642	132,270
Stock option(xii)	67,991	65,776
Financial transactions tax on loan	52,585	51,330
Compensation credit award	43,121	41,350
Social security contributions	4,121	45,985
Other	417,598	902,698

	11,485,863	11,002,725

(i)	The Company, and its controlled companies, received assessment notices based on the following:
a)	Tax benefits that arose from the deduction of goodwill amortization;
b)

Exchange variation and interest incurred as the tax authorities understand that the corporate transactions carried out were intended to postpone the settlement of debt contracted abroad through the issuance of Perpetual Bonds, in order to reduce Positive result of exchange variation;

c)	The subsidiary Comgás was known of the no recognition of the offsetting procedures made in 2015, using income taxes credits (“IRPJ”);
d)	Isolated fine of 50%, resulting from non-homologation of compensations; and
e)

Tax assessments that require IRPJ and social contributions (“CSLL”) related to: (i) Malha Norte Goodwill: Tax assessment notices drawn up for the collection of IRPJ and CSLL, cumulated with interest for late payment and fines and isolated. In the opinion of the Federal Revenue, Rumo Malha Norte would have unduly amortized the goodwill calculated on the acquisition of Brasil Ferrovias S/A and Novoeste Brasil S/A.; (ii) GIF, TPG and Teaçu: tax assessment notices issued for the collection of IRPJ and CSLL, plus a fine and default interest, as well as an isolated fine, for the following reasons: Deduction of the actual profit and the CSLL tax base from the amount corresponding to the amortization in acquisition of interest in Teaçu Armazéns Gerais S/A; Deduction, of the actual profit and the basis of calculation of CSLL, of the amount corresponding to the amortization of the goodwill paid by the companies TPG Participações S.A. and GIF LOG Participações S.A in the acquisition of shares issued by Rumo Logística S/A; and (iii) Labor provisions: In 2009, under the assumption that the Company would have excluded from the calculation of the actual profit and the adjusted basis of calculation of CSLL labor provisions. According to the tax authorities, the write-off of labor provisions was made by the Company without the individualization of the proceedings (provisions and reversals), which would impact on the tax calculation. The likelihood of loss is possible, considering that the occurrence of the decay and that the Company complied with all tax rules regarding the addition and exclusion of provisions in the determination of IRPJ and CSLL.

(ii)	In summary, these demands relate basically:

•	Tax assessments issued against the Company for unpaid ICMS and non-compliance with accessory obligations, in connection with the agricultural and industrial tolling services partnership;

•

ICMS levied on the remittances for the export of crystallized sugar, which the Company understands are tax exempt. However, the tax authorities classify crystallized sugar as a semi-finished product, which is therefore subject to ICMS;

•	ICMS withholding rate differences on the sale or purchase the goods, which after the operation, had their tax registrations cancelled;

•	Disallowance of ICMS tax credits on the sale of diesel fuel to customers engaged in the agro industrial business;

•	ICMS payments on inventory differences arising from erroneous calculations by the State Tax Administration;

•	ICMS related to the tax war caused by tax benefits granted composed by all States representatives;

•

The subsidiary CLE has been discussing the state fund of fiscal equilibrium (Fundo Estadual de Equilíbrio Fiscal), or “FEEF,” (deposit of 10% of ICMS tax exempted by the use of tax benefits) on the industrialization and commercialization of lube oils, considering that the constitutional immunity provided for in art. 155, § 2, X, “b” of CF / 88 cannot be considered as a tax benefit under Law No. 7,248/2016, regulated by State Decree No. 45,810/2016. Judicial deposits have been made for the corresponding amounts;

•	ICMS exemption in the transportation of goods for exportation;

•

Assessment from State Tax Administration of São Paulo on the grounds that the Company was not authorized to operate as a general warehouse in that state. At the time of the release of the state registration, the tax authorities allowed the Company’s activities, including issuance of invoices.

•

Tax assessment notice issued by the São Paulo State Treasury Department, against Rumo Malha Paulista, covering the period from February 2011 to July 2015, with the indication of infractions for alleged lack of payment of ICMS on railroad services for export and ICMS credits accrual considered undue.

(iii)

Refers mainly to the reversal of PIS and COFINS credits, provided by Laws 10,637/2002 and 10,833/2003, respectively. Those reversals arise from a differing interpretation of the laws by the tax authorities in relation to raw materials. These discussions are still at the administrative level.

Tax authorities assessed the Rumo Malha Paulista for non-taxation of PIS and COFINS on revenues from mutual traffic and rite of passage billed against Rumo Malha Norte. The chance of loss is considered possible as tax already has been collected by the concessionaire responsible for transporting from origin.

(iv)	The subsidiary CLE received an assessment notice related to the withholding income tax on an alleged capital gain arising from the acquisition of assets of foreign companies.

The subsidiary Comgás received an assessment notice related to the withholding income tax on an alleged capital gain of a former shareholder due to contractual arrangements.

Rumo Malha Paulista had part of its IRPJ credit balance glossed based on the argument that the Company would not be entitled to IRRF compensation on swap transactions.

(v)

Tax assessment issued by the Brazilian Tax Authority in 2011 and 2013 against Rumo S.A. concerning: (a) amortization expense disallowance based on future profitability, as well as financial expenses; and (b) non-taxation of supposed capital gain on disposal of equity interest in a Company of the same group.

(vi)

Legal demands related to the SRF Normative Instruction no. 67/98 that allowed for the refunding of IPI tax payments for sales of refined sugar from January 14, 1992 through November 16, 1997 and fiscal requirement, at the exit of lubricating grease, of product immune to the collection of IPI, because it is derived from petroleum.

(vii)

The Company was assessed due to the disregard of the tax benefits of REPORTO (PIS and COFINS suspension), on the grounds that the locomotives and freight cars purchased in 2010 were used outside the limits area of the port. Therefore, the Company was assessed to pay PIS and COFINS, as well as an isolated fine corresponding to 50% of the value of acquired assets.

(viii)

The Tax Authority partially rejected the Company requests for payment of its federal tax debts, pursuant to provisional measure n. 470 (MP 470), on the ground that the tax loss offered is not sufficient to settle the respective debts. The likelihood of loss is considered as possible since the results are indicated existed and are available for such use.

(ix)

Tax assessment notices issued requiring additional income tax, social contribution, PIS and COFINS, for the calendar years 2005 to 2008 as a result of the following alleged violations: (a) improper exclusion of financial costs arising from loans with foreign financial institutions from the corporate income tax and social contribution calculation basis, (b) improper exclusion of financial income from securities issued by the Government of Austria and the Government of Spain from the corporate income tax and social contribution calculation basis (c) no inclusion, in the corporate income tax and social contribution calculation basis, of gains earned in swap operations, and non-taxation of financial income resulting from these contracts by PIS and COFINS, (d) improper offsetting from corporate income tax and the social contribution calculation basis by using PIS and COFINS credits.

A favorable decision in the Administrative Tax Appeals Council (Conselho Administrativo de Recursos Fiscais), or “CARF,” may change its classification for remote losses.

(x)

The legal proceeding related to INSS payment involve the following: (a) the legality and constitutionality questioning Normative Instruction MPS/SRP Nº 03/2005, which restricted the constitutional immunity over social contributions on export revenues through direct sales, consistent with the manner exports made via trading companies are now taxed; (b) assessment of SENAR (Rural apprenticeship scheme) social contribution on direct and indirect exports, in which the tax authorities disregard the right to constitutional immunity; and (c) requirement of social security contribution on stock purchase through stock option plans.

(xi)

SRF Normative Instruction no. 67/98 allowed for the refunding of IPI tax payments for sales of refined sugar from January 14, 1992 through November 16, 1997. Consequently, the Company applied for the offsetting of amounts paid during the periods against other tax liabilities. However, the tax authorities denied its application for both the reimbursement and offsetting of these amounts. The Company has challenged this ruling in an administrative proceeding. The subsidiary CLE has requirement of IPI, at restricting the constitutional immunity, because the lubricating oil is derived from petroleum.

(xii)

Tax assessments issued against the Rumo for the collection of social security contributions (20% on the amount paid) of amounts related to the Stock Option Plan granted to employees, managers and third parties. The main reason for the assessment is the alleged remunerative nature.